Note 11- (Loss) Earnings Per Share - Summary of Basic and Diluted Loss Per Common Share (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Net (loss) / income	$ 33,542,671	$ 31,153,821	$ (5,877,861)
Dividends to Series B preferred shares	0	(1,085,902)	(1,573,874)
Preferred deemed dividend	0	(665,287)	0
Net (loss) / income attributable to common shareholders	$ 33,542,671	$ 29,402,632	$ (7,451,735)
Weighted average number of shares outstanding during the year, basic (in shares)	2,876,320	2,528,507	2,275,062
(Loss) / earnings per share attributable to common shareholders – basic (in dollars per share)	$ 11.66	$ 11.63	$ (3.28)
Dilutive effect of non-vested shares (in shares)	13,671	20,443	0
Weighted average common shares – outstanding, diluted (in shares)	2,889,991	2,548,950	2,275,062
(Loss) / earnings per share attributable to common shareholders – diluted (in dollars per share)	$ 11.61	$ 11.54	$ (3.28)